Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2021
Accounting Policies [Abstract]
Schedule of Calculation of Basic and Diluted Net Income (Loss) Per Ordinary Shares
The following table reflects the calculation of basic and diluted net income (loss) per ordinary share:

	For the Three Months Ended June 30, 2021	For the Six Months Ended June 30, 2021
Class A ordinary shares subject to possible redemption
Numerator: Earnings allocable to ordinary shares subject to possible redemption
Income from investments held in Trust Account	$4,676	$6,116
Less: Company’s portion available to be withdrawn to pay taxes	—	—

Net income attributable	4,676	6,116
Denominator: Weighted average Class A ordinary shares subject to possible redemption
Basic and diluted weighted average shares outstanding	31,550,742	31,564,442

Basic and diluted net income per share	$0.00	$0.00

Non-Redeemable Ordinary Shares
Numerator: Net Loss minus Net Earnings
Net loss	(2,445,737)	(3,604,854)
Net income allocable to Class A ordinary shares subject to possible redemption	(4,676)	(6,116)

Non-redeemable net loss	$(2,450,413)	$(3,610,970)

	For the Three Months Ended June 30, 2021	For the Six Months Ended June 30, 2021
Denominator: weighted average Non-redeemable ordinary shares
Basic and diluted weighted average shares outstanding, Non-redeemable ordinary shares	11,574,258	10,169,649

Basic and diluted net loss per share, Non-redeemable ordinary shares	$(0.21)	$(0.36)